Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets other than goodwill [abstract]
Intangible assets	Intangible assets

in CHF thousands	Software
2024
Cost
At January 1, 2024	2,296
Additions	18
Disposals	(11)
At December 31, 2024	2,303
Accumulated amortization
At January 1, 2024	(2,084)
Amortization charge for the year	(181)
Disposals	11
At December 31, 2024	(2,254)
Carrying amount at December 31, 2024	49

in CHF thousands	Software
2023
Cost
At January 1, 2023	2,122
Additions	233
Disposals	(59)
At December 31, 2023	2,296
Accumulated amortization
At January 1, 2023	(1,851)
Amortization charge for the year	(292)
Disposals	59
At December 31, 2023	(2,084)
Carrying amount at December 31, 2023	212